SCHEDULE OF PROPERTY, EQUIPMENT AND LEASEHOLDS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 12,718,755	$ 12,538,418	$ 11,982,741
Accumulated Depreciation	7,798,736	7,606,705	6,840,700
Property, Plant and Equipment, Net, Total	4,920,019	4,931,713	5,142,041
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	4,870,778	4,823,708	4,798,370
Accumulated Depreciation	3,018,920	2,983,589	2,836,142
Property, Plant and Equipment, Net, Total	1,851,858	1,840,119	1,962,228
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Cost	196,255	196,255	180,956
Accumulated Depreciation	80,207	71,258	61,266
Property, Plant and Equipment, Net, Total	116,048	124,997	119,690
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	43,644	43,605	43,593
Accumulated Depreciation	42,571	42,456	41,957
Property, Plant and Equipment, Net, Total	1,073	1,149	1,636
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	130,714	130,658	111,145
Accumulated Depreciation	108,421	106,101	101,186
Property, Plant and Equipment, Net, Total	22,293	24,557	9,959
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,899	1,872	1,864
Accumulated Depreciation	1,208	1,155	971
Property, Plant and Equipment, Net, Total	691	717	893
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	6,999,195	6,867,799	6,154,425
Accumulated Depreciation	4,314,689	4,171,699	3,573,748
Property, Plant and Equipment, Net, Total	2,684,506	2,696,100	2,580,677
Trailer [Member]
Property, Plant and Equipment [Line Items]
Cost	9,601	9,463	9,422
Accumulated Depreciation	7,788	7,532	6,675
Property, Plant and Equipment, Net, Total	1,813	1,931	2,747
Boat [Member]
Property, Plant and Equipment [Line Items]
Cost	34,400	34,400	34,400
Accumulated Depreciation	26,690	26,284	24,255
Property, Plant and Equipment, Net, Total	7,710	8,116	10,145
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	88,872	88,872	88,872
Accumulated Depreciation	88,872	88,872	87,205
Property, Plant and Equipment, Net, Total			1,667
Developed Technology Rights [Member]
Property, Plant and Equipment [Line Items]
Cost	109,370	107,759	107,295
Accumulated Depreciation	109,370	107,759	107,295
Property, Plant and Equipment, Net, Total
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	234,027	234,027	452,399
Accumulated Depreciation
Property, Plant and Equipment, Net, Total	$ 234,027	$ 234,027	$ 452,399